Risk management (Details) - Schedule of a factor of 1% has been applied to the interest rates - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Schedule of a factor of 1% has been applied to the interest rates [Abstract]
Effect on profit before tax (1% increase)	R (159)	R (1,951)
Effect on profit before tax (1% decrease)	R 159	R 1,951